EXPLORATION AND EVALUATION ASSETS (Details Narrative)			1 Months Ended		2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Aug. 03, 2022 CAD ($)	Sep. 28, 2021 CAD ($)	May 31, 2022 CAD ($)	Apr. 30, 2022 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 DKK (kr) shares	Sep. 30, 2022 CAD ($) shares	Jan. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Selebi [Member]
IfrsStatementLineItems [Line Items]
Payment of second instalment		$ 25,000,000
Payment of third instalment		30,000,000
Selkirk Assets [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures							$ 106,493		$ 3,099,926
Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures					$ 12,520
Percentage of net smelter return royalties						2.50%	2.50%
Percentage of net smelter return royalties after reduction						1.00%	1.00%
Payment required to reduce net smelter return royalties							$ 2,000,000
License period description						At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years	At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years
Period of additional license application after year 13						3 years	3 years
Period of additional license application for years 11-13						3 years	3 years
Book value	$ 36,692,516
Property impaired	20,343,794
Property impaired	$ 16,348,722
Sulussugut License [Member]
IfrsStatementLineItems [Line Items]
Amount of license carried credits						kr 285,866,733	$ 57,026,697
Ininngui License [Member]
IfrsStatementLineItems [Line Items]
Amount of license carried credits						30,515,237	6,087,393
Carbonatite License [Member]
IfrsStatementLineItems [Line Items]
Amount of license carried credits						kr 10,577,191	$ 2,110,012
Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties | shares						10,000	10,000
Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties | shares						8,000	8,000
Quetico Property [Member] | Prior to April 26, 2021 [Member]
IfrsStatementLineItems [Line Items]
Work commitment amount			$ 323,600	$ 323,600
Canadian Properties [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures					$ 2,649
High Atlas Project in Morocco [Member]
IfrsStatementLineItems [Line Items]
License fee paid							$ 65,000
Selebi [Member]
IfrsStatementLineItems [Line Items]
Assets purchase price		56,750,000
Closing payment		1,750,000
Earlier payment		25,000,000
Payable of mine construction		$ 30,000,000
Payment of care and maintenance								$ 5,178,747
Exploration related cost							$ 22,227,238		$ 3,099,926